Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
ABAS
Tax components
	Year Ended December 31,
	2010	2011	2012
Current tax expense	(90)	(187)	(75)
Deferred tax benefit/ (expense)	1,450	547	(241)
Income tax benefit/ (expense)	1,360	360	(316)

Effective tax rate Reconciliation	(40.33%)	(31.72%)	80.00%

Tax reconciliation
	Year Ended December 31,
	2010	2011	2012
Income tax benefit/ (expense) on result before tax at statutory rate	1,386	366	(114)
Effect of permanent differences	(26)	(6)	(202)
Total tax benefit/ (expense) Reconciliation	1,360	360	(316)

Deferred tax assets / liabilities
	Year Ended December 31,
	2010	2011	2012
Deferred tax assets:
Carryforward of notional interest deduction	35	55	54
Tax carryforward losses	1,725	2,252	2,223
Investment tax incentive	458	458	447
Total deferred taxes, net	2,218	2,765	2,524

Aegean NWE
Tax components
	Year Ended December 31,
	2010	2011	2012
Current tax expense	(1,805)	(5,177)	(3,370)
Deferred tax expense	(85)	(225)	(187)
Income tax expense	(1,890)	(5,402)	(3,557)

Effective tax rate Reconciliation	31.85%	34.69%	34.32%

Tax reconciliation
	Year Ended December 31,
	2010	2011	2012
Income tax on profit before tax at statutory rate	(1,902)	(5,090)	(3,472)
Effect of permanent differences	12	(312)	(85)
Total tax expense Reconciliation	(1,890)	(5,402)	(3,577)

Deferred tax assets / liabilities
	Year Ended December 31,
	2010	2011	2012
Deferred tax assets:
Tax carry forward losses	-	48	-
Total deferred tax assets, net	-	48	-

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	2,669	2,906	3,045
Total deferred tax liabilities, net	2,669	2,906	3,045

ICS
Tax components
	Year Ended December 31,
	2010	2011	2012
Current tax expense	(1,631)	(356)	(249)
Deferred tax expense	-	-	-
Income tax provision	(1,631)	(356)	(249)

Effective tax rate Reconciliation	16.68%	11.26%	11.28%

Tax reconciliation
	Year Ended December 31,
	2010	2011	2012
Income tax on profit before tax at statutory rate	(2,631)	(884)	(616)
Effect of permanent differences	1,000	528	367
Total tax expense Reconciliation	(1,631)	(356)	(249)